Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income (loss)	¥ (83,320)	¥ 1,117,298	¥ 305,955
Net cash provided by (used in) operating activities	909,355	(245,067)	(1,355,900)
Cash flows from investing activities:
Other—net	(16,608)	(14,802)	(68,611)
Net cash provided by (used in) investing activities	236,835	3,657,359	(18,085,443)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,659,212	18,707,004	4,999,531
Repayment of long-term debt	(5,466,007)	(11,360,120)	(4,983,073)
Proceeds from sales of treasury stock	2,688	899	1,235
Payments for acquisition of treasury stock	(158,529)	(20)	(50,028)
Other—net	(385,778)	(22,566)	358,922
Net cash provided by financing activities	5,385,042	20,963,620	23,782,518
Net increase in cash and cash equivalents	7,782,754	24,773,199	3,978,523
Cash and cash equivalents at beginning of fiscal year	103,328,790	78,555,591	74,577,068
Cash and cash equivalents at end of fiscal year	111,111,544	103,328,790	78,555,591
MUFG:
Cash flows from operating activities:
Net income (loss)	(83,320)	1,117,298	305,955
Adjustments and other	653,768	(568,317)	(1,704)
Net cash provided by (used in) operating activities	570,448	548,981	304,251
Cash flows from investing activities:
Proceeds from redemption of other investment securities	0	0	240,000
Proceeds from sales of investment in subsidiaries and affiliated companies	136	35,081	135,581
Purchase of equity investment in subsidiaries and an affiliated company	(1,000)	0	0
Net increase in loans to subsidiaries	(257,619)	(462,208)	(1,547,178)
Other—net	(9,413)	(11,531)	(12,572)
Net cash provided by (used in) investing activities	(267,896)	(438,658)	(1,184,169)
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries	(61,415)	(49,058)	(164,272)
Proceeds from issuance of long-term debt	1,625,173	831,121	1,844,488
Repayment of long-term debt	(1,369,254)	(514,436)	(214,994)
Repayment of long-term debt to affiliated companies	0	(10,500)	(241,000)
Proceeds from sales of treasury stock	0	1	2
Payments for acquisition of treasury stock	(150,017)	(13)	(50,022)
Dividends paid	(334,620)	(321,772)	(304,538)
Other—net	(10,410)	(1,954)	(7,791)
Net cash provided by financing activities	(300,543)	(66,611)	861,873
Net increase in cash and cash equivalents	2,009	43,712	(18,045)
Cash and cash equivalents at beginning of fiscal year	229,380	185,668	203,713
Cash and cash equivalents at end of fiscal year	¥ 231,389	¥ 229,380	¥ 185,668